UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07432

        Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.2% (2.4% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A–	$5,421,199
2,395	Alabama Housing Finance Authority, FNMA Multifamily Housing Revenue Bonds, South Bay	2/11 at 102.00	AAA	2,470,155
	Apartments, Series 2000K, 5.950%, 2/01/33 (Alternative Minimum Tax)
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	10/07 at 100.50	Aaa	11,926,879
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
4,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	4,015,920
	2006C-2, 5.000%, 11/15/39

23,440	Total Alabama			23,834,153

	Alaska – 0.9% (0.5% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AAA	1,715,882
	12/01/30 – FGIC Insured
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26 –	12/13 at 100.00	AAA	3,228,211
	MBIA Insured

4,730	Total Alaska			4,944,093

	Arizona – 1.7% (1.0% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	Aaa	5,137,550
	Project, Series 2003A, 5.000%, 7/01/31 – MBIA Insured
4,100	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	12/13 at 100.00	AAA	4,284,213
	Revenue Bonds, Series 2003, 5.000%, 12/01/18 – MBIA Insured

9,100	Total Arizona			9,421,763

	Arkansas – 0.0% (0.0% of Total Investments)
6	Jacksonville Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	1/08 at 100.00	Aaa	6,603
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A-2, 7.900%, 1/01/11
58	Lonoke County Residential Housing Facilities Board, Arkansas, FNMA Mortgage-Backed Securities	10/07 at 101.00	Aaa	58,705
	Program Single Family Mortgage Revenue Refunding Bonds, Series 1993A, 7.900%, 4/01/11

64	Total Arkansas			65,308

	California – 19.2% (11.2% of Total Investments)
3,335	Anaheim Public Finance Authority, California, Public Improvement Project Lease Revenue Bonds,	9/17 at 100.00	AAA	2,642,721
	UBS Residual Series 07 1011-1013, 5.390%, 3/01/37 – FGIC Insured (IF)
1,800	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.500%,	5/12 at 101.00	AAA	1,943,280
	5/01/14 – AMBAC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	17,032,129
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	5,006,650
	Series 2006, 5.000%, 4/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,915,834
	5.000%, 11/15/42
11,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	11,999,790
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/33 – AMBAC Insured (ETM) (UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	2,072,140
	LLC, Series 2001A, 5.550%, 8/01/31
19,545	California State, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	6/15 at 100.00	AAA	20,202,494
	CIFG Insured (UB)
12,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A+	12,665,400
4,500	California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34 (Pre-refunded 2/01/09)	2/09 at 100.00	A+ (4)	4,597,380
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	3,693,363
	1995A, 0.000%, 1/01/14 (ETM)
610	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	569,905
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,147,180
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,236,763
	Series 2006B, 0.000%, 9/01/27
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/16 at 100.00	AAA	10,514,116
	Series 2006A, 4.250%, 7/01/31 – FSA Insured (UB)
31,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds,	No Opt. Call	AAA	8,855,083
	Refunding Series 2006A, 0.000%, 1/15/34 – MBIA Insured (UB)
1,945	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	AAA	2,102,681
	1996A, 6.000%, 10/01/12 – FGIC Insured

133,215	Total California			109,196,909

	Colorado – 5.6% (3.3% of Total Investments)
6,500	Adams 12 Five Star Schools, Adams County, Colorado, General Obligation Bonds, Series 2005,	12/15 at 100.00	AAA	6,659,835
	4.750%, 12/15/23 – FSA Insured
2,000	Colorado Health Facilities Authority, Revenue Refunding Bonds, Catholic Health Initiatives,	9/11 at 100.00	AA (4)	2,101,560
	Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)
500	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	10/09 at 105.00	Aa2	536,370
	6.750%, 10/01/21
3,040	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	3,335,214
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	Aaa	3,120,634
10,000	5.000%, 12/01/33 (Pre-refunded 12/01/13) – XLCA Insured	12/13 at 100.00	Aaa	10,614,400
4,345	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2002,	12/12 at 100.00	Aaa	4,594,273
	5.250%, 12/15/17 – FGIC Insured
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	792,380
	12/15/22 – FSA Insured

30,080	Total Colorado			31,754,666

	District of Columbia – 2.1% (1.3% of Total Investments)
5	District of Columbia, General Obligation Bonds, Series 1993E, 6.000%, 6/01/09 – CAPMAC Insured	12/07 at 100.00	AAA	5,009
4,250	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series	10/07 at 101.00	AAA	4,298,833
	1993A, 5.750%, 8/15/14 – MBIA Insured (ETM)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 42.15	AAA	3,525,779
15,235	0.000%, 4/01/30 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 32.93	AAA	4,340,147

29,160	Total District of Columbia			12,169,768

	Florida – 6.3% (3.7% of Total Investments)
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	AAA	5,116,700
	7/01/28 – MBIA Insured
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	5,261,500
	Series 2003A, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/07 at 100.00	BB+	5,048,250
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Sunset	1/11 at 102.00	AAA	1,422,200
	Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – FSA Insured (Alternative Minimum Tax)
3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	AAA	3,556,070
	5.000%, 10/01/37 – XLCA Insured (Alternative Minimum Tax)
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	5,441,417
	Obligation Group, Series 2007, 5.000%, 8/15/42
9,500	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AAA	9,942,510
	AMBAC Insured

34,835	Total Florida			35,788,647

	Georgia – 2.5% (1.5% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AAA	4,780,292
	FGIC Insured
2,880	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 8.250%, 1/01/11	No Opt. Call	A+	3,275,510
5,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	AAA	6,158,625
	1/01/19 – FGIC Insured (ETM)

12,780	Total Georgia			14,214,427

	Hawaii – 1.0% (0.6% of Total Investments)
3,720	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	AA	3,937,992
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,679,256
	1993B, 5.000%, 10/01/13 (ETM)

5,300	Total Hawaii			5,617,248

	Illinois – 17.2% (10.1% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AAA	4,445,880
	6.250%, 1/01/15 – MBIA Insured
17,000	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series	12/16 at 100.00	AAA	18,295,910
	2006, 5.000%, 12/01/35 (UB)
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – FSA Insured	1/11 at 101.00	AAA	5,653,730
	(Alternative Minimum Tax)
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 – FGIC Insured	7/08 at 102.00	AAA	5,137,000
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,713,901
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	Aaa	1,823,275
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	Aaa	2,214,494
6,070	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	6,651,203
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
1,385	Illinois Finance Authority, General Obligation Debt Certificates, Local Government Program –	12/14 at 100.00	Aaa	1,452,089
	Kankakee County, Series 2005B, 5.000%, 12/01/18 – AMBAC Insured
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	AA+	2,603,880
	5.250%, 8/15/34
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	4,115,400
	Health System, Series 2003, 5.150%, 2/15/37
4,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	4,076,240
	5.500%, 5/15/32
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,
	Series 1993C:
1,570	7.000%, 4/01/08	No Opt. Call	A+	1,598,307
4,075	7.000%, 4/01/14	No Opt. Call	A+	4,663,389
675	Illinois Housing Development Authority, Multifamily Program Bonds, Series 1994-5, 6.650%, 9/01/14	9/07 at 100.00	A+	675,729
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	10,771,562
	Illinois, School Refunding Bonds, Series 2002, 5.250%, 12/01/19 – FSA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – MBIA Insured	6/22 at 101.00	AAA	6,318,545
4,540	5.000%, 12/15/28 – MBIA Insured	6/12 at 101.00	AAA	4,659,311
36,040	0.000%, 6/15/40 – MBIA Insured	No Opt. Call	AAA	7,458,478
3,050	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	3,701,419
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured

123,570	Total Illinois			98,029,742

	Indiana – 9.4% (5.5% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA	877,286
2,705	0.000%, 2/01/25	No Opt. Call	AA	1,151,546
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	AAA	4,140,332
	5.500%, 2/01/26 – MBIA Insured
1,500	Indiana Educational Facilities Authority, Revenue Bonds, University of Indianapolis, Series	10/09 at 101.00	AAA	1,568,430
	1999, 5.750%, 10/01/19 – FSA Insured
22,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligated	8/10 at 101.50	AAA	23,318,677
	Group, Series 2000A, 5.500%, 2/15/30 (Pre-refunded 8/15/10) – MBIA Insured
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	3,389,730
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
2,800	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	AAA	2,884,084
	Series 2005A, 5.000%, 5/01/35 – AMBAC Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23 –	6/13 at 100.00	AAA	4,136,840
	FSA Insured
6,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/24	6/13 at 100.00	AAA	6,352,920
	(Pre-refunded 6/01/13) – FSA Insured
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	6/09 at 100.00	AAA	423,814
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – MBIA Insured
5,000	Metropolitan School District Warren Township Vision 2005 School Building Corporation, Marion	1/11 at 100.00	AAA	5,273,550
	County, Indiana, First Mortgage Bonds, Series 2000, 5.500%, 7/15/20 (Pre-refunded 1/15/11) –
	FGIC Insured

53,340	Total Indiana			53,517,209

	Iowa – 0.2% (0.1% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	995,720
	5.000%, 7/01/20

	Kansas – 1.8% (1.1% of Total Investments)
2,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2000A, 5.500%,	9/10 at 100.00	AAA	2,084,380
	9/01/25 – AMBAC Insured
6,825	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series	9/10 at 100.00	AA	6,487,982
	2000, 3.500%, 9/01/16
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	1,838,708
	5.300%, 6/01/31 – MBIA Insured

10,575	Total Kansas			10,411,070

	Louisiana – 6.0% (3.5% of Total Investments)
3,070	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,279,098
	Bonds, Series 2002, 5.250%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/12 at 105.00	Aaa	1,917,038
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,241,052
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,280	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007,	7/17 at 100.00	Aaa	2,954,099
	Drivers 1754, 5.886%, 7/01/37 – CIFG Insured (IF)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006:
1,480	4.750, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	1,483,582
15,820	4.500, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	AAA	15,118,699
170	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, Residuals 660-3, 5.620%, 5/01/41 –	5/16 at 100.00	AAA	147,395
	FGIC Insured (IF)
4,195	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986,	12/07 at 101.00	AAA	4,263,924
	5.950%, 11/01/14 – FSA Insured

34,915	Total Louisiana			34,404,887

	Maryland – 3.1% (1.8% of Total Investments)
2,905	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	1/08 at 101.00	Aa2	2,948,139
	5.875%, 7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A,	1/08 at 102.00	Aa2	2,946,661
	6.000%, 7/01/39 (Alternative Minimum Tax)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A3	51,790
	Series 2004, 5.375%, 8/15/24
2,210	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	2,233,139
	Health, Series 2006A, 4.750%, 7/01/36 – MBIA Insured (UB)
6,800	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	1/08 at 101.00	Aa2	6,952,796
	Housing Revenue Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative Minimum Tax)
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,376,857
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)

17,180	Total Maryland			17,509,382

	Massachusetts – 0.8% (0.5% of Total Investments)
3,585	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	A	3,526,851
	3/01/35 – ACA Insured
1,155	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	Aaa	974,855
	7039, 5.809%, 8/01/46 – FSA Insured (IF)

4,740	Total Massachusetts			4,501,706

	Michigan – 7.6% (4.4% of Total Investments)
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	6,191,700
	7/01/35 – MBIA Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/08 at 100.00	AAA	8,981,773
	7/01/27 – MBIA Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AAA	5,334,228
	7/01/34 – FGIC Insured
	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,
	Portage Health System Inc., Series 1998:
105	4.625%, 8/01/18 (Pre-refunded 8/01/07) – MBIA Insured	8/07 at 100.00	AAA	105,000
4,355	5.450%, 8/01/47 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 100.00	AAA	4,423,374
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	5,168,450
	5.000%, 10/15/29 – MBIA Insured
10,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	10,348,800
	Obligated Group, Series 1998A, 5.250%, 8/15/23
2,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	2,510,925
	2006A, 5.000%, 12/01/31

42,775	Total Michigan			43,064,250

	Minnesota – 1.3% (0.7% of Total Investments)
825	Minneapolis-St. Paul Housing Finance Board, Minnesota, FNMA/GNMA Mortgage-Backed Securities	11/07 at 102.00	AAA	831,823
	Program Single Family Mortgage Revenue Bonds, Series 1997, 5.800%, 11/01/30 (Alternative
	Minimum Tax)
3,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	3,661,630
	Series 2001A, 5.250%, 1/01/25 (Pre-refunded 1/01/11) – FGIC Insured
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,758,218
	Project, Series 2007-1, 5.000%, 8/01/36

7,200	Total Minnesota			7,251,671

	Mississippi – 1.3% (0.8% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,858,988
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	5,789,427

7,055	Total Mississippi			7,648,415

	Missouri – 0.7% (0.4% of Total Investments)
1,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	973,860
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
3,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	3,104,460
	2003, 5.125%, 5/15/24

4,000	Total Missouri			4,078,320

	Nebraska – 1.7% (1.0% of Total Investments)
9,000	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5A,	No Opt. Call	AAA	9,490,500
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

	Nevada – 4.5% (2.6% of Total Investments)
10,420	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,188,683
	(Pre-refunded 6/15/12) – MBIA Insured
4,500	Clark County School District, Nevada, General Obligation School Improvement Bonds, Series	No Opt. Call	AAA	4,876,110
	1991A, 7.000%, 6/01/10 – MBIA Insured
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	7,271,880
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	AAA	2,374,740
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured

27,345	Total Nevada			25,711,413

	New Jersey – 4.8% (2.8% of Total Investments)
1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	1,216,512
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	1,001,282
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	342,474
2,345	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	2,677,005
11,960	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	12,803,059
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	4,580,747
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	4,480,050
	Series 2007-1A, 4.750%, 6/01/34

25,580	Total New Jersey			27,101,129

	New York – 10.3% (6.0% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	827,289
	Schools, Series 2007A, 5.000%, 4/01/32
1,200	Hempstead Industrial Development Agency, New York, Resource Recovery Revenue Refunding	No Opt. Call	Baa3	1,218,240
	Bonds, American Ref-Fuel Company of Hempstead LP, Series 2001, 5.000%, 12/01/10 (Mandatory
	put 6/01/10)
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, 2006A, 4.500%,	2/17 at 100.00	AAA	3,882,210
	2/15/47 – MBIA Insured (UB)
3,300	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006F,	11/16 at 100.00	AAA	3,094,839
	4.250%, 5/01/33 – MBIA Insured (UB)
6,740	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/08 at 101.00	AAA	6,849,795
	Series 1998C, 5.000%, 5/01/26
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998C:
35	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	35,701
6,790	5.000%, 5/01/26 (Pre-refunded 5/01/08)	5/08 at 101.00	AAA	6,925,053
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2000C:
3,630	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	3,869,399
220	5.875%, 11/01/16 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	234,388
5,000	5.500%, 11/01/24 (Pre-refunded 5/01/10)	5/10 at 101.00	AAA	5,278,450
775	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/07 at 100.00	AAA	779,828
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,800	5.500%, 6/01/16	6/10 at 100.00	AA–	11,216,016
2,500	5.500%, 6/01/18	6/12 at 100.00	AA–	2,651,350
4,645	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	4,879,665
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AAA	7,148,313
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – MBIA Insured (Alternative Minimum Tax)

56,810	Total New York			58,890,536

	North Carolina – 2.7% (1.6% of Total Investments)
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,540,453
	Facilities, Series 2004A, 5.000%, 2/01/21
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1992, 6.000%,	No Opt. Call	AAA	2,138,680
	1/01/11 – MBIA Insured
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	10,530,800
	1/01/18 – MBIA Insured

14,445	Total North Carolina			15,209,933

	Ohio – 2.2% (1.3% of Total Investments)
8,065	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – FSA Insured	1/10 at 101.00	AAA	8,189,846
3,000	Franklin County, Ohio, Development Revenue Bonds, American Chemical Society, Series 1999,	10/09 at 101.00	A	3,114,870
	5.800%, 10/01/14
1,000	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/08 at 100.00	Aa2	1,001,580
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

12,065	Total Ohio			12,306,296

	Oklahoma – 3.1% (1.8% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
6,800	5.000%, 2/15/37	2/17 at 100.00	AA–	6,843,452
3,340	5.000%, 2/15/42	2/17 at 100.00	AA–	3,343,707
310	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/10 at 101.00	Aaa	320,549
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
3,500	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	3,521,945
	System, Series 2006, 5.000%, 12/15/36
3,340	Tulsa Industrial Authority, Oklahoma, Hospital Revenue Refunding Bonds, Hillcrest Medical	No Opt. Call	AAA	3,497,915
	Center, Series 1996, 6.500%, 6/01/09 – CONNIE LEE/AMBA Insured (ETM)

17,290	Total Oklahoma			17,527,568

	Pennsylvania – 2.1% (1.2% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	486,045
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue	1/08 at 100.00	BB+	3,502,415
	Bonds, Northampton Generating Project, Series 1994A, 6.400%, 1/01/09 (Alternative Minimum Tax)
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	5,325,849
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
2,600	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	AAA	2,819,804
	AMBAC Insured

12,090	Total Pennsylvania			12,134,113

	Puerto Rico – 2.5% (1.5% of Total Investments)
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	14,122,617
	7/01/13 – MBIA Insured

	Rhode Island – 3.7% (2.2% of Total Investments)
20,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	20,959,599
	Series 2002A, 6.250%, 6/01/42

	South Carolina – 4.2% (2.5% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AAA	4,349,072
	Series 2004A, 5.250%, 2/15/23 – MBIA Insured
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	AAA	3,082,770
	5.000%, 6/01/36 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	AAA	5,910,050
5,750	4.000%, 1/01/23 – MBIA Insured	1/08 at 100.00	AAA	5,380,908
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	AAA	5,467,087
	1998A, 5.500%, 1/01/13 – MBIA Insured

22,955	Total South Carolina			24,189,887

	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,850,450
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 0.8% (0.5% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A–	844,277
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue	5/08 at 102.00	AA	1,542,450
	Bonds, Series 1998A, 5.200%, 5/15/23
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	683,624
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
1,500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds,	11/17 at 100.00	N/R	1,514,970
	Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (WI/DD, Settling 8/15/07)

8,755	Total Tennessee			4,585,321

	Texas – 18.8% (10.9% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	2,788,590
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,025,907
	4.250%, 8/15/36 (UB)
4,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	AAA	4,098,160
	Bonds, Series 2005, 5.000%, 1/01/35 – FGIC Insured
3,345	Columbia-Brazoria Independent School District, Texas, Unlimited Tax School Building Bonds,	2/09 at 100.00	AAA	3,354,834
	Series 1999, 4.750%, 2/01/25
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AAA	2,292,300
	11/01/27 – FSA Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	8,479,280
	Series 2001A, 5.875%, 11/01/19 – FGIC Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	6,383,520
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AAA	7,179,760
	TECO Project, Series 2003, 5.000%, 11/15/30 – MBIA Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	AAA	10,433,789
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	8,939,925
	5.750%, 12/01/32 – FSA Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	5,918,658
	Bonds, Series 2006, 0.000%, 8/15/39
117	Midland Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds,	11/07 at 101.00	Aaa	119,581
	Series 1992A, 8.450%, 12/01/11
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
730	5.500%, 2/15/21	2/11 at 100.00	AAA	764,682
760	5.500%, 2/15/23	2/11 at 100.00	AAA	794,451
	Montgomery Independent School District, Montgomery County, Texas, Unlimited Tax School
	Building and Refunding Bonds, Series 2001:
1,570	5.500%, 2/15/21 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,656,507
1,640	5.500%, 2/15/23 (Pre-refunded 2/15/11)	2/11 at 100.00	Aaa	1,730,364
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26	8/11 at 100.00	Aaa	3,084,139
2,300	5.125%, 2/15/31	8/11 at 100.00	Aaa	2,351,474
700	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding	8/11 at 100.00	Aaa	733,614
	Bonds, Series 2001, 5.125%, 2/15/31 (Pre-refunded 8/15/11)
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	Aaa	6,306,960
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) –
	MBIA Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	3,980,118
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12) (5)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	AA	1,920,078
	2002A, 5.750%, 10/01/21 – RAAI Insured
4,700	Spring Branch Independent School District, Harris County, Texas, Limited Tax Schoolhouse and	2/11 at 100.00	AAA	4,899,468
	Refunding Bonds, Series 2001, 5.125%, 2/01/26 (Pre-refunded 2/01/11)
3,200	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series	2/17 at 100.00	AA–	3,218,016
	2007, 5.000%, 2/15/36
800	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	723,512
	Residuals 1872-1, 5.774%, 4/01/33 (IF)
3,000	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	2,713,170
	Residuals 1872-2, 5.774%, 4/01/33 (IF)
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	10/07 at 100.00	Aaa	9,098,485
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)

150,597	Total Texas			108,989,342

	Utah – 2.2% (1.3% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	12/08 at 101.00	N/R	4,779,108
	Hospital Project, Series 1998, 5.750%, 12/15/18
4,995	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	10/07 at 101.00	Aa3 (4)	5,004,191
	7/01/14 (ETM)
520	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/10 at 100.00	AA	527,743
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
1,510	5.500%, 1/01/18 (Alternative Minimum Tax)	1/11 at 100.00	AA–	1,529,026
500	5.650%, 1/01/21 (Alternative Minimum Tax)	1/11 at 100.00	Aaa	506,735

12,370	Total Utah			12,346,803

	Virginia – 1.5% (0.9% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	AAA	8,387,952
	AMBAC Insured

	Washington – 10.1% (5.9% of Total Investments)
1,855	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/09 at 101.00	AA	1,933,170
	Series 1999A, 6.200%, 7/01/34 (Alternative Minimum Tax)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,697,475
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
1,655	Everett, Washington, Limited Tax General Obligation Bonds, Series 1997, 5.125%, 9/01/17 –	9/07 at 100.00	Aaa	1,656,721
	FSA Insured
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aaa	234,793
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AAA	5,947,447
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	AAA	1,631,130
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
8,155	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/20	1/11 at 101.00	AAA	8,732,782
	(Pre-refunded 1/01/11) – FSA Insured
4,705	Tacoma, Washington, Sewerage Revenue Refunding Bonds, Series 1994B, 8.000%, 12/01/08 –	No Opt. Call	AAA	4,959,493
	FGIC Insured
11,000	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	11,632,830
	1993B, 7.000%, 7/01/09
4,700	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	4,817,359
	1998A, 5.125%, 7/01/18
1,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	AAA	1,033,060
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Highline Community Hospital,	8/08 at 102.00	AA	2,014,800
	Series 1998, 5.000%, 8/15/21 – RAAI Insured
5,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	5,658,730
	Series 1998, 5.500%, 11/15/14 – AMBAC Insured
4,515	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	4,833,624
	Series 2002, 6.500%, 6/01/26

55,085	Total Washington			57,783,414

	Wisconsin – 2.4% (1.4% of Total Investments)
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of	12/08 at 100.00	AAA	509,625
	Wisconsin Inc., Series 1996, 5.500%, 12/01/26 – MBIA Insured
7,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	AAA	7,785,975
	Inc., Series 2002A, 5.250%, 2/15/32 – MBIA Insured
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AAA	5,105,600

13,000	Total Wisconsin			13,401,200

$ 1,068,771	Total Investments (cost $939,820,261) – 170.8%			973,407,427

	Floating Rate Obligations (12.4)%			(70,818,000)

	Other Assets Less Liabilities – 1.0%			5,577,696

	Preferred Shares, at Liquidation Value – (59.4)%			(338,400,000)

	Net Assets Applicable to Common Shares – 100%			$569,767,123

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $868,595,425.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$39,611,644
Depreciation	(5,625,033)

Net unrealized appreciation (depreciation) of investments	$33,986,611

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.